Short-Term Borrowings and Other Financial Liabilities, and Short-Term Borrowings from Related Parties	12 Months Ended
Dec. 31, 2014
Notes to Consolidated Financial Statements [Abstract]
Short-Term Borrowings and Other Financial Liabilities, and Short-Term Borrowings from Related Parties

10. Short-Term Borrowings, Other Financial Liabilities and Short-Term Borrowings from Related Parties

At December 31, 2014 and December 31, 2013, short-term borrowings, other financial liabilities and short-term borrowings from related parties consisted of the following:

	2014	2013
Borrowings under lines of credit	$132,495	$95,690
Other financial liabilities	198	958
Short-term borrowings and other financial liabilities	132,693	96,648
Short-term borrowings from related parties (see Note 3.b, excluding interest)	5,357	62,342
Short-term borrowings, other financial liabilities and short-term borrowings from related parties	$138,050	$158,990

Short-term Borrowings under lines of credit

Short-term borrowings of $132,495 and $95,690 at December 31, 2014 and 2013, respectively, represented amounts borrowed by the Company's subsidiaries under lines of credit with commercial banks. The average interest rates on these borrowings at December 31, 2014 and 2013 were 5.09% and 4.00%, respectively.

Excluding amounts available under the Amended 2012 Credit Agreement (the “Amended 2012 Credit Agreement”, see Note 11 below), at December 31, 2014 and 2013, the Company had $247,735 and $232,943 available under other commercial bank agreements. In some instances, lines of credit are secured by assets of the Company's subsidiary that is party to the agreement or may require the Company's guarantee. In certain circumstances, the subsidiary may be required to meet certain covenants.